Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	OCM MUTUAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000745338
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2013
Prospectus Date	rr_ProspectusDate	Mar. 29, 2013
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCMGX
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCMAX